PIONEER VARIABLE CONTRACTS TRUST

Pioneer Strategic Income VCT Portfolio — Class I and II Shares

Schedule of Investments
September 30, 2020

Schedule of Investments I 9/30/20 (unaudited)

Shares	Value
UNAFFILIATED ISSUERS - 101.8%
COMMON STOCKS - 0.0%† of Net Assets
Auto Components - 0.0%†
22	Lear Corp.	$ 2,399
Total Auto Components	$ 2,399
Household Durables - 0.0%†
15,463(a)	Desarrolladora Homex SAB de CV	$ 29
Total Household Durables	$ 29
Paper & Forest Products - 0.0%†
1,032(a)	Emerald Plantation Holdings, Ltd.	$ 26
Total Paper & Forest Products	$ 26
TOTAL COMMON STOCKS
(Cost $8,087)	$ 2,454
CONVERTIBLE PREFERRED STOCKS - 1.3% of Net Assets
Banks - 1.3%
106(b)	Bank of America Corp., 7.25%	$ 157,728
295(b)	Wells Fargo & Co., 7.5%	395,905
Total Banks	$ 553,633
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $516,126)	$ 553,633
Principal Amount USD ($)
ASSET BACKED SECURITIES - 6.5% of Net Assets
100,000	Conn's Receivables Funding LLC, Series 2019-B, Class C, 4.6%, 6/17/24 (144A)	$ 98,188
25,117(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	25,712
142,502	Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.0%, 9/25/69	149,132
29,400	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	30,397
38,374	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	24,665
79,830(d)	Mill City Mortgage Loan Trust, Series 2018-3, Class M2, 3.25%, 8/25/58 (144A)	82,289
6,109	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	6,111
100,000	Progress Residential Trust, Series 2018-SFR2, Class A, 3.712%, 8/17/35 (144A)	102,569
100,000	Progress Residential Trust, Series 2018-SFR3, Class F, 5.368%, 10/17/35 (144A)	102,791
100,000	Republic Finance Issuance Trust, Series 2019-A, Class B, 3.93%, 11/22/27 (144A)	98,797
100,000	Small Business Lending Trust, Series 2019-A, Class C, 4.31%, 7/15/26 (144A)	66,598
100,000	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	100,359
97,292	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	98,838
100,000(d)	Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.628%, 11/25/60 (144A)	100,011
150,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class B1, 3.945%, 4/25/55 (144A)	160,707
150,000(d)	Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.035%, 2/25/55 (144A)	161,813
100,000(d)	Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.499%, 8/25/55 (144A)	103,687
100,000(d)	Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.111%, 4/25/56 (144A)	106,893
125,000(d)	Towd Point Mortgage Trust, Series 2016-4, Class B1, 3.935%, 7/25/56 (144A)	133,813
150,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class B2, 3.897%, 10/25/56 (144A)	158,018
70,000(d)	Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75%, 4/25/57 (144A)	76,632
150,000(d)	Towd Point Mortgage Trust, Series 2017-3, Class M2, 3.75%, 7/25/57 (144A)	160,567
175,000(d)	Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.389%, 6/25/57 (144A)	184,583
165,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	175,358
155,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	166,051
50,000(d)	Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.5%, 3/25/58 (144A)	53,529
100,000(d)	Towd Point Mortgage Trust, Series 2018-3, Class M1, 3.875%, 5/25/58 (144A)	106,546
TOTAL ASSET BACKED SECURITIES
(Cost $2,765,526)	$2,834,654
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.5% of Net Assets
85,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class B1, 4.0%, 5/28/69 (144A)	$ 92,029
40,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B1, 4.0%, 6/28/57 (144A)	42,230
122,826(d)	Chase Home Lending Mortgage Trust, Series 2019-1, Class B1, 3.951%, 3/25/50 (144A)	130,978
135,000(d)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M1, 3.0%, 9/25/64 (144A)	144,265
78,477(d)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)	83,027
43,887(e)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 2.598% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	43,612
100,000(e)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1B1, 4.298% (1 Month USD LIBOR + 415 bps), 8/25/31 (144A)	95,493
70,302(e)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 2.448% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	69,906
30,000(e)	Connecticut Avenue Securities Trust, Series 2019-R04, Class 2B1, 5.398% (1 Month USD LIBOR + 525 bps), 6/25/39 (144A)	27,006
100,000(e)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, 3.898% (1 Month USD LIBOR + 375 bps), 9/25/39 (144A)	84,630
86,604(e)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 2.248% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)	85,902
83,377(e)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 2.248% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	82,920
30,000(e)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 3.798% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	27,896
50,000(e)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 3.798% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	47,523
16,630(d)	CSMC Trust, Series 2013-IVR4, Class B4, 3.467%, 7/25/43 (144A)	16,445
38,508(d)	CSMC Trust, Series 2015-1, Class B4, 3.93%, 1/25/45 (144A)	37,992
Principal Amount USD ($)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
150,000(e)	Eagle Re, Ltd., Series 2019-1, Class B1, 4.648% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	$ 128,735
73,896(e)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 2.148% (1 Month USD LIBOR + 200 bps), 3/25/31	72,587
152,241(e)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 5.878% (1 Month USD LIBOR + 603 bps), 7/15/42	31,379
86,570(e)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 6.398% (1 Month USD LIBOR + 655 bps), 8/15/42	19,023
3,364	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.5%, 6/25/29	3,551
68,943(e)(f)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 6.402% (1 Month USD LIBOR + 655 bps), 8/25/41	9,305
61,636(e)(f)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 6.052% (1 Month USD LIBOR + 620 bps), 6/25/48	8,642
80,334(e)(f)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 5.902% (1 Month USD LIBOR + 605 bps), 7/25/49	13,048
68,179(e)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 5.902% (1 Month USD LIBOR + 605 bps), 8/25/49	10,826
65,737(e)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 5.902% (1 Month USD LIBOR + 605 bps), 8/25/49	8,360
81,397	Finance of America Structured Securities Trust, Series 2018-A, Class JR2, 1.646%, 12/26/68	87,453
30,000(e)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class B1, 2.648% (1 Month USD LIBOR + 250 bps), 2/25/50 (144A)	25,945
80,000(e)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.248% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	81,579
70,000(e)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 6.148% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	72,318
40,000(e)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B2, 10.148% (1 Month USD LIBOR + 1,000 bps), 8/25/50 (144A)	41,200
50,000(e)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.248% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	49,248
150,000(e)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B1, 4.398% (1 Month USD LIBOR + 425 bps), 10/25/48 (144A)	139,505
100,000(e)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 2.448% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	97,874
72,392(e)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 2.498% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	71,699
60,000(e)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class B1, 4.198% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	51,499
24,535	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	27,722
6,602	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	6,756
163,022(e)(f)	Government National Mortgage Association, Series 2019-90, Class SA, 3.144% (1 Month USD LIBOR + 330 bps), 7/20/49	15,125
386,024(f)	Government National Mortgage Association, Series 2019-110, Class PI, 3.5%, 9/20/49	28,208
354,011(e)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 3.264% (1 Month USD LIBOR + 342 bps), 9/20/49	29,228
353,838(e)(f)	Government National Mortgage Association, Series 2019-121, Class SA, 3.194% (1 Month USD LIBOR + 335 bps), 10/20/49	32,431
546,348(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.5%, 10/20/49	56,664
959,792(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.5%, 10/20/49	71,885
266,987(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49	27,506
259,788(e)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 3.194% (1 Month USD LIBOR + 335 bps), 1/20/50	23,587
100,000(e)	Home Partners of America Trust, Series 2017-1, Class D, 2.051% (1 Month USD LIBOR + 190 bps), 7/17/34 (144A)	99,945
52,218(e)	Home Partners of America Trust, Series 2018-1, Class A, 1.051% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)	52,120
21,876(d)	JP Morgan Mortgage Trust, Series 2014-1, Class B4, 3.723%, 1/25/44 (144A)	22,347
58,384(d)	JP Morgan Mortgage Trust, Series 2018-LTV1, Class A3, 4.5%, 4/25/49 (144A)	60,090
49,666(d)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A3, 4.0%, 6/25/49 (144A)	50,962
92,512(d)	JP Morgan Wealth Management, Series 2020-ATR1, Class A3, 3.0%, 2/25/50 (144A)	94,557
100,000(d)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M1, 3.0%, 7/25/59 (144A)	106,315
84,746(d)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class A1, 3.25%, 2/25/59 (144A)	90,525
100,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	102,021
127,324(d)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	129,208
43,833(d)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	45,019
50,342(d)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	51,087
60,000(d)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	63,633
70,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	75,275
150,000(d)	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.5%, 10/25/59 (144A)	162,821
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,856,421)	$3,660,667
COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.2% of Net Assets
40,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	$ 46,924
100,000(d)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.387%, 9/15/48 (144A)	106,995
30,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	35,188
40,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	44,253
Principal Amount USD ($)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
99,570(e)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 2.502% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	$ 84,977
150,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	171,917
65,000(e)	CLNY Trust, Series 2019-IKPR, Class E, 2.873% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	54,905
25,000	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	25,130
100,000(d)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.285%, 8/10/50 (144A)	98,789
100,000(d)	COMM Mortgage Trust, Series 2015-CR24, Class D, 3.463%, 8/10/48	83,624
75,000(d)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	77,883
100,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.411%, 4/15/50	91,739
50,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.709%, 11/15/48	39,710
100,000(d)	FREMF Mortgage Trust, Series 2016-K52, Class B, 4.059%, 1/25/49 (144A)	110,496
30,000(d)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.173%, 7/25/27 (144A)	33,842
49,000(d)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.922%, 12/25/26 (144A)	49,447
50,000(d)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.198%, 7/25/27 (144A)	51,107
75,000(d)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.939%, 12/25/27 (144A)	77,105
76,000(d)	FREMF Mortgage Trust, Series 2018-KW06, Class B, 4.368%, 6/25/28 (144A)	79,549
25,000(d)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.221%, 10/25/31 (144A)	24,955
75,000(d)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.525%, 2/25/52 (144A)	81,657
97,082(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	81,393
50,000(d)	FREMF Mortgage Trust, Series 2020-K106, Class B, 3.707%, 3/25/53 (144A)	54,625
50,000(d)	FREMF Trust, Series 2018-KW04, Class B, 4.044%, 9/25/28 (144A)	50,540
100,000(e)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 2.652% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	85,997
100,000(e)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 4.152% (1 Month USD LIBOR + 400 bps), 12/15/36 (144A)	81,257
50,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.87%, 1/15/49	50,319
50,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFX, 4.549%, 7/5/33 (144A)	52,068
100,000(e)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.752% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	88,570
100,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.861%, 12/5/38 (144A)	76,862
50,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	54,251
100,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	106,092
15,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	11,584
100,000(d)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	107,685
100,000(e)	Multifamily Connecticut Avenue Securities Trust, Series 2019-1, Class M10, 3.398% (1 Month USD LIBOR + 325 bps), 10/15/49 (144A)	92,222
75,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	59,250
100,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.458%, 2/25/52 (144A)	72,777
43,090(d)	Sutherland Commercial Mortgage Loans, Series 2018-SBC7, Class A, 4.72%, 5/25/39 (144A)	43,165
1,000,000(d)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.442%, 3/15/51	25,885
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,755,379)	$2,664,734
CONVERTIBLE CORPORATE BONDS - 0.8% of Net Assets
Airlines - 0.3%
76,000	Air Canada, 4.0%, 7/1/25 (144A)	$ 86,002
27,000	Southwest Airlines Co., 1.25%, 5/1/25	35,235
Total Airlines	$ 121,237
Biotechnology - 0.2%
50,000	Exact Sciences Corp., 0.375%, 3/1/28	$ 53,988
54,000	Insmed, Inc., 1.75%, 1/15/25	58,602
Total Biotechnology	$ 112,590
Pharmaceuticals - 0.3%
19,000	Jazz Investments I, Ltd., 1.5%, 8/15/24	$ 19,275
31,000	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26	30,085
85,000	Tricida, Inc., 3.5%, 5/15/27 (144A)	51,108
Total Pharmaceuticals	$ 100,468
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $316,838)	$ 334,295
CORPORATE BONDS - 44.1% of Net Assets
Advertising - 0.4%
115,000	Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$ 138,081
15,000	Lamar Media Corp., 3.75%, 2/15/28 (144A)	14,925
15,000	Lamar Media Corp., 4.875%, 1/15/29 (144A)	15,600
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	56,650
Total Advertising	$ 225,256
Aerospace & Defense - 0.8%
237,000	Boeing Co., 3.75%, 2/1/50	$ 216,893
85,000	Boeing Co., 5.805%, 5/1/50	102,831
45,000	Howmet Aerospace, Inc., 6.875%, 5/1/25	49,725
Total Aerospace & Defense	$ 369,449
Principal Amount USD ($)	Value
Agriculture - 0.1%
35,000	Cargill, Inc., 2.125%, 4/23/30 (144A)	$ 36,663
Total Agriculture	$ 36,663
Airlines - 0.3%
25,032	Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 5/15/21 (144A)	$ 22,914
30,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	31,148
55,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)	57,269
Total Airlines	$ 111,331
Apparel - 0.1%
55,000	Ralph Lauren Corp., 2.95%, 6/15/30	$ 57,421
Total Apparel	$ 57,421
Auto Manufacturers - 0.7%
135,000	Ford Motor Co., 4.346%, 12/8/26	$ 133,253
152,000	General Motors Co., 6.6%, 4/1/36	184,993
20,000(b)(d)	General Motors Financial Co., Inc., 5.7% (5 Year CMT Index + 500 bps)	20,075
Total Auto Manufacturers	$ 338,321
Auto Parts & Equipment - 0.4%
69,000	BorgWarner, Inc., 2.65%, 7/1/27	$ 72,817
24,000	Goodyear Tire & Rubber Co., 9.5%, 5/31/25	26,040
45,000	Lear Corp., 3.5%, 5/30/30	46,067
Total Auto Parts & Equipment	$ 144,924
Banks - 8.5%
200,000(d)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	$ 214,851
100,000(d)	Banco Continental SA Via Continental Trustees Cayman, Ltd., 7.375% (3 Month USD LIBOR + 680 bps), 10/7/40 (144A)	100,376
65,000(d)	Banco de Credito del Peru, 6.875% (3 Month USD LIBOR + 771 bps), 9/16/26 (144A)	68,097
ARS	1,000,000(e)	Banco de la Ciudad de Buenos Aires, 33.627% (BADLARPP + 399 bps), 12/5/22	6,828
70,000(d)	Bank of America Corp., 4.083% (3 Month USD LIBOR + 315 bps), 3/20/51	86,684
120,000(b)(d)	Bank of America Corp., 4.3% (3 Month USD LIBOR + 266 bps)	116,400
200,000	Barclays Plc, 4.375%, 1/12/26	224,063
210,000(b)(d)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	222,337
155,000(b)(d)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	149,769
400,000(b)(d)	Credit Suisse Group AG, 5.1% (5 Year CMT Index + 329 bps) (144A)	386,000
210,000(b)(d)	Danske Bank AS, 6.125% (USD Swap Rate + 390 bps)	217,350
32,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	32,633
60,000(d)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	69,973
200,000	Intesa Sanpaolo S.p.A., 4.7%, 9/23/49 (144A)	224,045
160,000(b)(d)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	156,800
195,000(b)(d)	JPMorgan Chase & Co., 5.0% (SOFRRATE + 338 bps)	194,664
200,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	222,409
200,000(b)(d)	Natwest Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	205,000
200,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)	197,969
EUR	151,050(b)	Stichting AK Rabobank Certificaten, 6.5%	210,544
115,000(b)(d)	Truist Financial Corp., 5.1% (5 Year CMT Index + 435 bps)	124,309
200,000(b)(d)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	213,500
Total Banks	$3,644,601
Beverages - 1.4%
241,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$ 323,997
200,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	250,682
Total Beverages	$ 574,679
Building Materials - 0.1%
10,000	Builders FirstSource, Inc., 5.0%, 3/1/30 (144A)	$ 10,350
55,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	56,390
5,000	Standard Industries, Inc., 5.0%, 2/15/27 (144A)	5,200
5,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	5,206
Total Building Materials	$ 77,146
Chemicals - 1.3%
25,000	Avient Corp., 5.75%, 5/15/25 (144A)	$ 26,500
65,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	63,781
EUR	100,000	INEOS Finance Plc, 2.875%, 5/1/26 (144A)	112,638
19,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	18,525
28,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	26,355
200,000	OCI NV, 6.625%, 4/15/23 (144A)	206,800
50,000	Tronox, Inc., 6.5%, 5/1/25 (144A)	52,125
47,000	Tronox, Inc., 6.5%, 4/15/26 (144A)	47,000
Total Chemicals	$ 553,724
Commercial Services - 1.2%
45,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 47,925
45,000	Brink's Co., 5.5%, 7/15/25 (144A)	46,912
118,000	CoStar Group, Inc., 2.8%, 7/15/30 (144A)	122,269
35,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	35,175
38,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)	39,900
35,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	37,428
104,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	105,300
50,000	United Rentals North America, Inc., 3.875%, 11/15/27	51,500
Principal Amount USD ($)	Value
Commercial Services - (continued)
35,000	United Rentals North America, Inc., 4.875%, 1/15/28	$ 36,750
Total Commercial Services	$ 523,159
Computers - 0.2%
25,000	Booz Allen Hamilton, Inc., 3.875%, 9/1/28 (144A)	$ 25,664
25,000	NCR Corp., 5.0%, 10/1/28 (144A)	25,020
10,000	NCR Corp., 5.25%, 10/1/30 (144A)	10,000
5,000	NCR Corp., 8.125%, 4/15/25 (144A)	5,526
Total Computers	$ 66,210
Cosmetics/Personal Care - 0.1%
55,000	Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)	$ 57,873
Total Cosmetics/Personal Care	$ 57,873
Diversified Financial Services - 1.0%
95,000	Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)	$ 94,534
10,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	9,492
60,000(b)(d)	Charles Schwab Corp., 5.375% (5 Year CMT Index + 497 bps)	65,013
150,256(g)	Global Aircraft Leasing Co., Ltd., 6.5% (7.25% PIK or 6.50% cash), 9/15/24 (144A)	83,768
35,000	Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28 (144A)	34,956
10,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	10,194
14,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	15,015
85,000	Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc., 3.625%, 3/1/29 (144A)	84,256
50,000	Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc., 3.875%, 3/1/31 (144A)	49,375
Total Diversified Financial Services	$ 446,603
Electric - 3.2%
20,000	AES Corp., 3.95%, 7/15/30 (144A)	$ 22,099
15,000	Calpine Corp., 4.625%, 2/1/29 (144A)	14,972
15,000	Calpine Corp., 5.0%, 2/1/31 (144A)	15,289
151,000(b)(d)	Dominion Energy, Inc., 4.65% (5 Year CMT Index + 299 bps)	153,094
200,000(b)(d)	Duke Energy Corp., 4.875% (5 Year CMT Index + 339 bps)	211,561
65,000	Iberdrola International BV, 6.75%, 7/15/36	94,331
47,000	New York State Electric & Gas Corp., 3.3%, 9/15/49 (144A)	50,649
17,000	NextEra Energy Operating Partners LP, 4.5%, 9/15/27 (144A)	18,147
200,000	NRG Energy, Inc., 4.45%, 6/15/29 (144A)	220,370
10,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.5%, 8/15/28 (144A)	10,375
60,000	Puget Energy, Inc., 4.1%, 6/15/30 (144A)	66,973
95,000	Sempra Energy, 3.4%, 2/1/28	104,482
88,000	Southern California Edison Co., 3.65%, 2/1/50	90,934
65,000	Southern California Edison Co., 4.875%, 3/1/49	78,990
150,000	Vistra Operations Co. LLC, 3.7%, 1/30/27 (144A)	157,750
19,000	Vistra Operations Co. LLC, 4.3%, 7/15/29 (144A)	20,739
Total Electric	$1,330,755
Electrical Components & Equipment - 0.5%
EUR	100,000	Belden, Inc., 2.875%, 9/15/25 (144A)	$ 114,157
25,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	25,872
20,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	21,786
15,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	16,435
Total Electrical Components & Equipment	$ 178,250
Electronics - 0.7%
197,000	Flex, Ltd., 4.875%, 6/15/29	$ 226,452
67,000	FLIR Systems, Inc., 2.5%, 8/1/30	68,562
20,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	19,875
Total Electronics	$ 314,889
Energy-Alternate Sources - 0.1%
48,832	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$ 59,345
19,000	TerraForm Power Operating LLC, 4.75%, 1/15/30 (144A)	20,093
Total Energy-Alternate Sources	$ 79,438
Engineering & Construction - 0.3%
40,000	KBR, Inc., 4.75%, 9/30/28 (144A)	$ 40,250
75,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	79,031
Total Engineering & Construction	$ 119,281
Entertainment - 0.2%
40,000	Caesars Entertainment, Inc., 6.25%, 7/1/25 (144A)	$ 41,810
15,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	15,037
15,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	15,225
31,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	32,367
Total Entertainment	$ 104,439
Environmental Control - 0.2%
45,000	Covanta Holding Corp., 5.0%, 9/1/30	$ 45,418
56,000	Covanta Holding Corp., 6.0%, 1/1/27	58,240
21,000	Tervita Corp., 7.625%, 12/1/21 (144A)	19,163
Total Environmental Control	$ 122,821
Food - 1.2%
40,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.5%, 3/15/29 (144A)	$ 38,825
30,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)	31,275
50,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	54,371
39,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	42,450
Principal Amount USD ($)	Value
Food - (continued)
200,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	$ 207,750
30,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	30,975
25,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	25,155
70,000	Smithfield Foods, Inc., 3.0%, 10/15/30 (144A)	70,151
7,000	Smithfield Foods, Inc., 5.2%, 4/1/29 (144A)	8,189
Total Food	$ 509,141
Forest Products & Paper - 0.6%
40,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 40,100
70,000	International Paper Co., 4.8%, 6/15/44	86,626
16,000	International Paper Co., 6.0%, 11/15/41	21,994
53,000	International Paper Co., 7.3%, 11/15/39	77,471
Total Forest Products & Paper	$ 226,191
Healthcare-Services - 0.9%
20,000	Centene Corp., 4.25%, 12/15/27	$ 20,929
35,000	Centene Corp., 4.625%, 12/15/29	37,753
76,000	HCA, Inc., 3.5%, 9/1/30	77,435
20,000	LifePoint Health, Inc., 6.75%, 4/15/25 (144A)	21,050
50,000	MEDNAX, Inc., 5.25%, 12/1/23 (144A)	50,625
15,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	15,307
50,000	NYU Langone Hospitals, 4.428%, 7/1/42	58,718
13,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	13,812
30,000	Tenet Healthcare Corp., 5.125%, 11/1/27 (144A)	30,816
31,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	32,860
16,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)	16,317
Total Healthcare-Services	$ 375,622
Home Builders - 0.0%†
9,000	KB Home, 6.875%, 6/15/27	$ 10,642
19,000	Meritage Homes Corp., 6.0%, 6/1/25	21,189
Total Home Builders	$ 31,831
Housewares - 0.0%†
5,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$ 5,275
Total Housewares	$ 5,275
Insurance – 1.9%
85,000	AXA SA, 8.6%, 12/15/30	$ 130,053
132,000	CNO Financial Group, Inc., 5.25%, 5/30/29	152,414
60,000(d)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	72,544
120,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	122,269
105,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	112,486
35,000	New York Life Insurance Co., 3.75%, 5/15/50 (144A)	39,460
91,000	Prudential Financial, Inc., 3.0%, 3/10/40	97,605
65,000(d)	Prudential Financial, Inc., 3.7% (5 Year CMT Index + 304 bps), 10/1/50	66,319
Total Insurance	$ 793,150
Internet - 1.0%
35,000	ANGI Group LLC, 3.875%, 8/15/28 (144A)	$ 34,650
145,000	Booking Holdings, Inc., 4.625%, 4/13/30	174,202
121,000	Expedia Group, Inc., 3.25%, 2/15/30	116,585
100,000	Expedia Group, Inc., 3.8%, 2/15/28	100,984
Total Internet	$ 426,421
Iron & Steel - 0.1%
20,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	$ 20,350
10,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	11,162
20,000	Steel Dynamics, Inc., 3.25%, 1/15/31	21,400
Total Iron & Steel	$ 52,912
Leisure Time - 0.3%
29,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)	$ 33,642
94,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	83,225
Total Leisure Time	$ 116,867
Lodging - 0.5%
5,000	Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25 (144A)	$ 5,221
5,000	Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28 (144A)	5,269
180,000	Marriott International, Inc., 3.5%, 10/15/32	178,626
25,000	Marriott International, Inc., 4.625%, 6/15/30	26,774
10,000	Marriott International, Inc., 5.75%, 5/1/25	11,160
Total Lodging	$ 227,050
Media - 0.9%
50,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	$ 52,937
200,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	210,520
97,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	50,501
69,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)	74,805
Total Media	$ 388,763
Mining - 1.4%
200,000	Anglo American Capital Plc, 4.5%, 3/15/28 (144A)	$ 228,790
193,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43	213,995
70,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	68,075
45,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)	47,362
Principal Amount USD ($)	Value
Mining - (continued)
57,000	Novelis Corp., 4.75%, 1/30/30 (144A)	$ 55,987
Total Mining	$ 614,209
Miscellaneous Manufacturers - 0.3%
14,000	Amsted Industries, Inc., 5.625%, 7/1/27 (144A)	$ 14,893
50,000	General Electric Co., 4.25%, 5/1/40	50,728
55,000	General Electric Co., 4.35%, 5/1/50	56,079
Total Miscellaneous Manufacturers	$ 121,700
Multi-National - 1.0%
200,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	$ 206,076
IDR	1,997,800,000	European Bank for Reconstruction & Development, 6.45%, 12/13/22	135,563
IDR	980,000,000	Inter-American Development Bank, 7.875%, 3/14/23	69,081
Total Multi-National	$ 410,720
Oil & Gas - 2.5%
41,000	Apache Corp., 4.25%, 1/15/30	$ 36,938
95,000	Apache Corp., 4.375%, 10/15/28	86,925
275,000	Cenovus Energy, Inc., 6.75%, 11/15/39	276,471
200,000	Gazprom PJSC Via Gaz Capital SA, 4.95%, 7/19/22 (144A)	209,920
65,000	Marathon Petroleum Corp., 5.375%, 10/1/22	65,000
21,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	20,599
27,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	25,110
20,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	17,937
75,000	Newfield Exploration Co., 5.625%, 7/1/24	72,754
30,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	30,751
42,000	Petroleos Mexicanos, 5.35%, 2/12/28	36,330
25,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	16,079
35,000	Transocean, Inc., 6.8%, 3/15/38	4,638
10,000	Transocean, Inc., 8.0%, 2/1/27 (144A)	2,800
35,000	Valero Energy Corp., 2.15%, 9/15/27	34,859
79,000	Valero Energy Corp., 6.625%, 6/15/37	99,373
30,000	YPF SA, 6.95%, 7/21/27 (144A)	20,025
ARS	175,000	YPF SA, 16.5%, 5/9/22 (144A)	1,482
Total Oil & Gas	$1,057,991
Oil & Gas Services - 0.0%†
18,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	$ 17,849
Total Oil & Gas Services	$ 17,849
Packaging & Containers - 0.4%
100,000	Ball Corp., 2.875%, 8/15/30	$ 98,875
65,000	Greif, Inc., 6.5%, 3/1/27 (144A)	67,339
Total Packaging & Containers	$ 166,214
Pharmaceuticals - 1.2%
53,000	AbbVie, Inc., 4.05%, 11/21/39 (144A)	$ 60,948
7,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	7,691
EUR	105,000	Bausch Health Cos., Inc., 4.5%, 5/15/23 (144A)	121,890
15,000	Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)	14,569
10,000	Bausch Health Cos., Inc., 5.25%, 1/30/30 (144A)	9,850
45,000	Cardinal Health, Inc., 4.9%, 9/15/45	52,056
31,806	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	36,731
52,881	CVS Pass-Through Trust, 6.036%, 12/10/28	60,121
17,475	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	22,047
31,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	32,478
142,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	125,274
Total Pharmaceuticals	$ 543,655
Pipelines - 3.2%
28,000	Cameron LNG LLC, 3.302%, 1/15/35 (144A)	$ 31,591
64,000	Cameron LNG LLC, 3.402%, 1/15/38 (144A)	69,263
120,000	Cheniere Energy, Inc., 4.625%, 10/15/28 (144A)	123,150
16,000	DCP Midstream Operating LP, 5.6%, 4/1/44	14,580
30,000	Enable Midstream Partners LP, 4.15%, 9/15/29	27,813
70,000	Enable Midstream Partners LP, 4.4%, 3/15/27	67,086
122,000	Enable Midstream Partners LP, 4.95%, 5/15/28	119,112
30,000	Energy Transfer Operating LP, 5.875%, 1/15/24	33,030
35,000	Energy Transfer Operating LP, 6.0%, 6/15/48	35,203
10,000	Energy Transfer Operating LP, 6.125%, 12/15/45	10,038
21,000	Energy Transfer Operating LP, 6.5%, 2/1/42	21,997
15,000(b)(d)	Energy Transfer Operating LP, 6.625% (3 Month USD LIBOR + 416 bps)	10,195
115,000(b)(d)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	90,850
4,000	EnLink Midstream LLC, 5.375%, 6/1/29	3,240
9,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	5,715
135,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	85,050
34,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	21,845
30,000	Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	29,944
48,000	Kinder Morgan, Inc., 5.05%, 2/15/46	54,542
38,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	38,406
125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	130,326
45,000(b)(d)	Plains All American Pipeline LP, 6.125% (3 Month USD LIBOR + 411 bps)	28,548
45,000	Plains All American Pipeline LP/PAA Finance Corp., 4.9%, 2/15/45	41,069
Principal Amount USD ($)	Value
Pipelines - (continued)
38,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	$ 35,878
19,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	19,185
65,000	Williams Cos., Inc., 5.75%, 6/24/44	76,567
95,000	Williams Cos., Inc., 7.5%, 1/15/31	125,140
Total Pipelines	$1,349,363
REITs - 2.6%
205,000	Duke Realty LP, 1.75%, 7/1/30	$ 204,060
40,000	GLP Capital LP/GLP Financing II, Inc., 4.0%, 1/15/30	41,400
55,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	61,182
54,000	Highwoods Realty LP, 2.6%, 2/1/31	53,629
45,000	Highwoods Realty LP, 4.125%, 3/15/28	49,647
64,000	Iron Mountain, Inc., 4.5%, 2/15/31 (144A)	64,602
120,000	iStar, Inc., 4.25%, 8/1/25	111,974
30,000	iStar, Inc., 4.75%, 10/1/24	29,025
40,000	Lexington Realty Trust, 2.7%, 9/15/30	40,780
86,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	89,480
150,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	157,935
40,000	Simon Property Group LP, 3.25%, 9/13/49	36,685
55,000	Simon Property Group LP, 3.8%, 7/15/50	55,842
73,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	77,358
8,000	VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30 (144A)	7,870
Total REITs	$1,081,469
Retail - 0.6%
15,000	Asbury Automotive Group, Inc., 4.5%, 3/1/28 (144A)	$ 15,094
15,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30 (144A)	15,112
30,000	AutoNation, Inc., 4.75%, 6/1/30	35,346
81,000	Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (144A)	79,380
10,000	Group 1 Automotive, Inc., 4.0%, 8/15/28 (144A)	9,825
30,000	Penske Automotive Group, Inc., 3.5%, 9/1/25	29,878
105,000	QVC, Inc., 4.375%, 9/1/28	107,100
10,000	QVC, Inc., 4.75%, 2/15/27	10,272
Total Retail	$ 302,007
Semiconductors - 0.5%
20,000	Broadcom, Inc., 4.3%, 11/15/32	$ 22,848
160,000	Broadcom, Inc., 5.0%, 4/15/30	188,736
Total Semiconductors	$ 211,584
Software - 0.6%
15,000	Black Knight InfoServ LLC, 3.625%, 9/1/28 (144A)	$ 15,159
215,000	Citrix Systems, Inc., 3.3%, 3/1/30	229,614
25,000	Logan Merger Sub, Inc., 5.5%, 9/1/27 (144A)	25,289
Total Software	$ 270,062
Telecommunications - 0.5%
25,000	CenturyLink, Inc., 4.0%, 2/15/27 (144A)	$ 25,398
50,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	48,000
55,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	56,512
13,000	Millicom International Cellular SA, 6.25%, 3/25/29 (144A)	13,877
30,000	Sprint Corp., 7.25%, 9/15/21	31,388
35,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	34,388
Total Telecommunications	$ 209,563
Transportation - 0.1%
60,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	$ 61,200
Total Transportation	$ 61,200
TOTAL CORPORATE BONDS
(Cost $18,487,367)	$19,048,042
FOREIGN GOVERNMENT BONDS - 4.8% of Net Assets
Argentina - 0.5%
145,500(c)	Argentine Republic Government International Bond, 0.125%, 7/9/35	$ 54,708
6,500	Argentine Republic Government International Bond, 1.0%, 7/9/29	2,964
250,000	Ciudad Autonoma De Buenos Aires, 7.5%, 6/1/27 (144A)	177,500
Total Argentina	$ 235,172
Dominican Republic - 0.3%
150,000	Dominican Republic International Bond, 4.875%, 9/23/32 (144A)	$ 149,175
Total Dominican Republic	$ 149,175
Egypt - 0.3%
EGP	1,754,000	Egypt Government Bond, 15.7%, 11/7/27	$ 116,777
Total Egypt	$ 116,777
Indonesia - 0.3%
IDR	1,784,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 115,337
Total Indonesia	$ 115,337
Ivory Coast - 0.2%
EUR	100,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	$ 105,900
Total Ivory Coast	$ 105,900
Mexico - 1.3%
MXN	5,300,000	Mexican Bonos, 8.5%, 5/31/29	$ 283,406
MXN	1,462,680	Mexican Udibonos, 2.0%, 6/9/22	67,079
Principal Amount USD ($)	Value
Mexico - (continued)
200,000	Mexico Government International Bond, 5.0%, 4/27/51	$ 224,000
Total Mexico	$ 574,485
Peru - 0.1%
20,000	Peruvian Government International Bond, 2.783%, 1/23/31	$ 21,610
Total Peru	$ 21,610
Philippines - 0.6%
200,000	Philippine Government International Bond, 5.0%, 1/13/37	$ 260,407
Total Philippines	$ 260,407
Qatar - 0.5%
200,000	Qatar Government International Bond, 3.4%, 4/16/25 (144A)	$ 219,196
Total Qatar	$ 219,196
Russia - 0.4%
RUB	12,276,000	Russian Federal Bond - OFZ, 8.15%, 2/3/27	$ 178,124
Total Russia	$ 178,124
Uruguay - 0.3%
UYU	4,429,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	$ 108,810
Total Uruguay	$ 108,810
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $2,254,743)	$2,084,993
Face Amount USD ($)
INSURANCE-LINKED SECURITIES - 0.0%† of Net Assets#
Reinsurance Sidecars - 0.0%†
Multiperil - Worldwide - 0.0%†
40,000+(a)(h)	Lorenz Re 2018, 7/1/21	$ 1,096
20,578+(a)(h)	Lorenz Re 2019, 6/30/22	1,990
Total Reinsurance Sidecars	$ 3,086
TOTAL INSURANCE-LINKED SECURITIES
(Cost $17,426)	$ 3,086
Principal Amount USD ($)
MUNICIPAL BONDS - 0.2% of Net Assets(i)
Municipal General Obligation - 0.2%
100,000(j)(k)	Commonwealth of Puerto Rico, 8.0%, 7/1/35	$ 63,000
Total Municipal General Obligation	$ 63,000
Municipal Higher Education - 0.0%†
10,000	Trustees of Amherst College, 3.794%, 11/1/42	$ 11,287
Total Municipal Higher Education	$ 11,287
TOTAL MUNICIPAL BONDS
(Cost $77,879)	$ 74,287
SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.1% of Net Assets*(e)
Aerospace & Defense - 0.0%†
15,000	Grupo Aeromexico, Sociedad Anonima Bursatil De Capital Variable, Senior Secured Tranche 1, 8.25% (LIBOR + 800 bps), 8/19/22	$ 14,850
Total Aerospace & Defense	$ 14,850
Automobile - 0.1%
33,528	Navistar, Inc., Tranche B Term Loan, 3.66% (LIBOR + 350 bps), 11/6/24	$ 33,345
Total Automobile	$ 33,345
Broadcasting & Entertainment - 0.2%
71,642	Sinclair Television Group, Inc., Tranche B Term Loan, 2.4% (LIBOR + 225 bps), 1/3/24	$ 69,970
Total Broadcasting & Entertainment	$ 69,970
Buildings & Real Estate - 0.0%†
8,319	Builders FirstSource, Inc., Refinancing Term Loan, 4.0% (LIBOR + 300 bps), 2/29/24	$ 8,211
Total Buildings & Real Estate	$ 8,211
Computers & Electronics - 0.0%†
12,593	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 4.397% (LIBOR + 425 bps), 6/26/25	$ 11,366
Total Computers & Electronics	$ 11,366
Diversified & Conglomerate Service - 0.1%
19,000	DynCorp International, Inc., Term Loan, 7.0% (LIBOR + 600 bps), 8/18/25	$ 18,905
Total Diversified & Conglomerate Service	$ 18,905
Foreign Government - 0.3%
150,000	Government of the Commonwealth of The Bahamas, Term Loan, 5.815% (LIBOR + 550 bps), 8/19/21	$ 147,000
Total Foreign Government	$ 147,000
Healthcare & Pharmaceuticals - 0.1%
32,441	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 3.647% (LIBOR + 350 bps), 9/26/24	$ 31,662
Total Healthcare & Pharmaceuticals	$ 31,662
Healthcare, Education & Childcare - 0.4%
36,068	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 10/24/23	$ 27,712
Principal Amount USD ($)	Value
Healthcare, Education & Childcare - (continued)
71,620	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	$ 65,711
72,674	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 3.897% (LIBOR + 375 bps), 11/16/25	70,751
Total Healthcare, Education & Childcare	$ 164,174
Hotel, Gaming & Leisure - 0.2%
70,672	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1.897% (LIBOR + 175 bps), 11/19/26	$ 68,066
Total Hotel, Gaming & Leisure	$ 68,066
Insurance - 0.6%
101,112	Confie Seguros Holding II Co., Term B Loan, 5.75% (LIBOR + 475 bps), 4/19/22	$ 98,016
65,305	Integro Parent, Inc., First Lien Initial Term Loan, 6.75% (LIBOR + 575 bps), 10/31/22	64,326
97,000	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 3.22% (LIBOR + 300 bps), 5/16/24	94,029
Total Insurance	$ 256,371
Leisure & Entertainment - 0.0%†
54,022(j)	24 Hour Fitness Worldwide, Inc., Term Loan, 3.647% (LIBOR + 350 bps), 5/30/25	$ 4,524
15,560	Fitness International LLC, Term B Loan, 4.25% (LIBOR + 325 bps), 4/18/25	9,663
Total Leisure & Entertainment	$ 14,187
Machinery - 0.0%†
19,377	Shape Technologies Group, Inc., Initial Term Loan, 3.151% (LIBOR + 300 bps), 4/21/25	$ 14,726
Total Machinery	$ 14,726
Retail - 0.1%
50,666	Bass Pro Group LLC, Initial Term Loan, 5.75% (LIBOR + 500 bps), 9/25/24	$ 50,372
14,813	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.751% (LIBOR + 450 bps), 9/12/24	13,989
Total Retail	$ 64,361
Securities & Trusts - 0.0%†
14,035	Stonepeak Lonestar Holdings LLC, Initial Term Loan, 4.773% (LIBOR + 450 bps), 10/19/26	$ 13,860
Total Securities & Trusts	$ 13,860
TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
(Cost $996,485)	$ 931,054
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 27.3% of Net Assets
270,000	Fannie Mae, 1.5%, 10/1/35 (TBA)	$ 276,265
80,000	Fannie Mae, 2.0%, 11/1/35 (TBA)	83,140
630,000	Fannie Mae, 2.0%, 11/1/50 (TBA)	650,268
140,000	Fannie Mae, 2.5%, 10/1/50 (TBA)	146,852
24,045	Fannie Mae, 3.0%, 10/1/30	25,748
69,424	Fannie Mae, 3.0%, 5/1/43	73,904
1,555	Fannie Mae, 3.0%, 5/1/46	1,653
15,532	Fannie Mae, 3.0%, 5/1/46	16,857
1,619	Fannie Mae, 3.0%, 10/1/46	1,722
825	Fannie Mae, 3.0%, 1/1/47	876
62,292	Fannie Mae, 3.0%, 1/1/47	68,289
3,470	Fannie Mae, 3.0%, 4/1/48	3,802
4,563	Fannie Mae, 3.0%, 7/1/49	4,948
6,575	Fannie Mae, 3.0%, 7/1/49	7,205
253,000	Fannie Mae, 3.0%, 10/1/50	265,032
170,000	Fannie Mae, 3.0%, 11/1/50 (TBA)	178,118
45,580	Fannie Mae, 3.5%, 6/1/45	49,228
49,296	Fannie Mae, 3.5%, 9/1/45	53,615
13,543	Fannie Mae, 3.5%, 10/1/46	14,652
48,689	Fannie Mae, 3.5%, 1/1/47	51,787
80,830	Fannie Mae, 3.5%, 1/1/47	87,535
251,530	Fannie Mae, 3.5%, 9/1/49	282,703
587,000	Fannie Mae, 3.5%, 10/1/50 (TBA)	618,895
45,642	Fannie Mae, 4.0%, 10/1/40	52,010
6,845	Fannie Mae, 4.0%, 12/1/40	7,794
23,916	Fannie Mae, 4.0%, 11/1/43	26,757
28,450	Fannie Mae, 4.0%, 11/1/43	31,472
22,543	Fannie Mae, 4.0%, 4/1/47	24,652
32,344	Fannie Mae, 4.0%, 4/1/47	35,251
12,941	Fannie Mae, 4.0%, 6/1/47	13,974
18,628	Fannie Mae, 4.0%, 7/1/47	20,300
280,000	Fannie Mae, 4.0%, 10/1/50	298,632
149,244	Fannie Mae, 4.5%, 8/1/40	167,311
47,001	Fannie Mae, 4.5%, 11/1/40	52,864
23,434	Fannie Mae, 4.5%, 5/1/41	26,474
20,045	Fannie Mae, 4.5%, 12/1/41	21,795
20,043	Fannie Mae, 4.5%, 2/1/44	22,406
20,670	Fannie Mae, 4.5%, 2/1/44	23,059
61,541	Fannie Mae, 4.5%, 6/1/44	69,113
149,216	Fannie Mae, 4.5%, 5/1/49	164,054
211,121	Fannie Mae, 4.5%, 4/1/50	232,412
260,000	Fannie Mae, 4.5%, 10/1/50 (TBA)	281,247
22,412	Fannie Mae, 5.0%, 4/1/30	25,189
18,775	Fannie Mae, 5.0%, 1/1/39	21,524
Principal Amount USD ($)	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
4,574	Fannie Mae, 5.0%, 6/1/40	$ 5,265
114	Fannie Mae, 6.0%, 3/1/32	133
21,557	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	22,666
2,401	Federal Home Loan Mortgage Corp., 3.0%, 10/1/46	2,633
17,283	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	18,206
39,193	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	42,657
51,266	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	53,921
1,650	Federal Home Loan Mortgage Corp., 3.0%, 11/1/47	1,797
42,398	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	45,543
46,011	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	51,210
14,326	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	15,549
18,713	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	20,208
44,542	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	48,347
190	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	218
609	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	666
4,137	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	4,758
17,068	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	19,661
8,457	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	9,834
50,000	Government National Mortgage Association, 2.0%, 11/1/50 (TBA)	51,844
50,000	Government National Mortgage Association, 2.5%, 11/1/50 (TBA)	52,418
9,941	Government National Mortgage Association I, 3.5%, 10/15/42	10,494
3,453	Government National Mortgage Association I, 4.0%, 12/15/41	3,686
141,778	Government National Mortgage Association I, 4.0%, 4/15/42	152,815
56,721	Government National Mortgage Association I, 4.0%, 8/15/43	64,584
5,834	Government National Mortgage Association I, 4.0%, 3/15/44	6,270
13,615	Government National Mortgage Association I, 4.0%, 9/15/44	14,610
18,459	Government National Mortgage Association I, 4.0%, 4/15/45	19,828
29,185	Government National Mortgage Association I, 4.0%, 6/15/45	31,573
4,494	Government National Mortgage Association I, 4.5%, 9/15/33	4,983
10,155	Government National Mortgage Association I, 4.5%, 4/15/35	11,271
17,729	Government National Mortgage Association I, 4.5%, 1/15/40	19,806
61,625	Government National Mortgage Association I, 4.5%, 3/15/40	68,826
14,248	Government National Mortgage Association I, 4.5%, 9/15/40	15,888
14,110	Government National Mortgage Association I, 4.5%, 7/15/41	15,695
3,387	Government National Mortgage Association I, 5.0%, 4/15/35	3,887
3,043	Government National Mortgage Association I, 5.5%, 1/15/34	3,536
4,175	Government National Mortgage Association I, 5.5%, 4/15/34	4,754
1,276	Government National Mortgage Association I, 5.5%, 7/15/34	1,465
4,045	Government National Mortgage Association I, 5.5%, 6/15/35	4,468
446	Government National Mortgage Association I, 6.0%, 2/15/33	527
627	Government National Mortgage Association I, 6.0%, 3/15/33	701
792	Government National Mortgage Association I, 6.0%, 3/15/33	945
1,172	Government National Mortgage Association I, 6.0%, 6/15/33	1,376
988	Government National Mortgage Association I, 6.0%, 7/15/33	1,158
1,214	Government National Mortgage Association I, 6.0%, 7/15/33	1,383
157	Government National Mortgage Association I, 6.0%, 9/15/33	175
651	Government National Mortgage Association I, 6.0%, 9/15/33	725
1,093	Government National Mortgage Association I, 6.0%, 10/15/33	1,268
4,055	Government National Mortgage Association I, 6.0%, 8/15/34	4,524
314	Government National Mortgage Association I, 6.5%, 3/15/29	347
987	Government National Mortgage Association I, 6.5%, 1/15/30	1,091
234	Government National Mortgage Association I, 6.5%, 2/15/32	270
260	Government National Mortgage Association I, 6.5%, 3/15/32	301
410	Government National Mortgage Association I, 6.5%, 11/15/32	492
43	Government National Mortgage Association I, 7.0%, 3/15/31	45
9,231	Government National Mortgage Association II, 3.5%, 4/20/45	10,136
11,751	Government National Mortgage Association II, 3.5%, 4/20/45	12,936
15,278	Government National Mortgage Association II, 3.5%, 3/20/46	16,967
27,103	Government National Mortgage Association II, 4.0%, 9/20/44	29,503
41,128	Government National Mortgage Association II, 4.0%, 10/20/46	44,254
40,901	Government National Mortgage Association II, 4.0%, 1/20/47	44,094
18,049	Government National Mortgage Association II, 4.0%, 2/20/48	19,988
21,090	Government National Mortgage Association II, 4.0%, 4/20/48	23,351
8,250	Government National Mortgage Association II, 4.5%, 9/20/41	9,160
25,433	Government National Mortgage Association II, 4.5%, 9/20/44	26,766
10,276	Government National Mortgage Association II, 4.5%, 10/20/44	11,416
22,073	Government National Mortgage Association II, 4.5%, 11/20/44	24,521
2,378	Government National Mortgage Association II, 5.5%, 3/20/34	2,820
3,834	Government National Mortgage Association II, 6.0%, 11/20/33	4,408
3,000,000(l)	U.S. Treasury Bills, 10/13/20	2,999,924
1,300,000(l)	U.S. Treasury Bills, 10/27/20	1,299,927
500,000(l)	U.S. Treasury Bills, 11/27/20	499,925
499,087	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	689,442
382,008	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	533,861
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $11,320,725)	$11,826,084
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%†
3,182^(m)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	–(o)	10/23/22	$ –
3,182^(n)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	–(o)	10/23/22	–
$ –
TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
(Premiums paid $0)	$ –
OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.0%†
330,000	Put EUR Call USD	Bank of America NA	USD	5,140	USD	1.11	3/8/21	$ 1,023
175,000	Put EUR Call USD	Bank of America NA	EUR	2,896	EUR	1.11	6/4/21	1,066
350,000	Put EUR Call USD	Goldman Sachs International	EUR	2,819	EUR	1.13	12/18/20	925
440,000	Put USD Call JPY	JPMorgan Chase Bank NA	USD	4,603	USD	101.10	2/3/21	2,877
$ 5,891
TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
(Premiums paid $15,458)	$ 5,891
TOTAL OPTIONS PURCHASED
(Premiums paid $15,458)	$ 5,891
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 101.8%
(Cost $43,388,460)	$44,023,874
Shares	Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
AFFILIATED ISSUER - 2.0%
CLOSED-END FUND – 2.0% of Net Assets
97,089(p)	Pioneer ILS Interval Fund	$ —	$ —	$ 44,661	$ 852,443
TOTAL CLOSED-END FUND
(Cost $998,388)	$ 852,443
TOTAL INVESTMENTS IN AFFILIATED ISSUER - 2.0%
(Cost $998,388)	$ 852,443
Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date

OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.0)%†
(330,000)	Call EUR Put USD	Bank of America NA	USD	5,140	USD	1.20	3/8/21	$ (3,626)
(175,000)	Call EUR Put USD	Bank of America NA	EUR	2,896	EUR	1.17	6/4/21	(5,230)
(350,000)	Call EUR Put USD	Goldman Sachs International	EUR	2,819	EUR	1.20	12/18/20	(2,939)
(440,000)	Call USD Put JPY	JPMorgan Chase Bank NA	USD	4,603	USD	107.94	2/3/21	(2,895)
$ (14,690)
TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
(Premiums received $(15,458))	$ (14,690)
OTHER ASSETS AND LIABILITIES - (3.8)%	$(1,644,336)
NET ASSETS - 100.0%	$43,217,291

bps	Basis Points.
BADLARPP	Argentine Deposit Rate Badlar Private Banks 30-35 Days.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2020, the value of these securities amounted to $17,348,984, or 40.1% of net assets.

(TBA)	“To Be Announced” Securities.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2020.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services). See Notes to Financial Statements — Note 1A.
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at September 30, 2020.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2020.
(e)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2020.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(h)	Issued as preference shares.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	Security is in default.
(k)	Represents a General Obligation Bond.
(l)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(m)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(n)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 14.5 Billion.
(o)	Strike price is 1 Mexican Peso (MXN).
(p)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc., (the "Adviser”).
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2018	8/21/2018	10,732	1,096
Lorenz Re 2019	7/10/2019	6,694	1,990
Total Restricted Securities			3,086
% of Net assets			0.0%†

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	1,861,465	EUR	(173,209)	Bank of America NA	10/6/20	$(3,817)
NOK	2,930,100	USD	(321,924)	Bank of America NA	10/30/20	(8,411)
SEK	5,004,326	USD	(573,623)	Bank of America NA	10/29/20	(14,949)
AUD	587,765	USD	(423,295)	Bank of New York Mellon Corp.	11/27/20	(2,280)
CZK	2,357,000	USD	(102,445)	Citibank NA	10/29/20	(376)
EUR	930,000	USD	(1,087,719)	Citibank NA	11/24/20	3,268
GHS	579,382	USD	(98,009)	Citibank NA	11/27/20	(149)
RUB	6,405,000	USD	(82,223)	Citibank NA	11/24/20	(335)
EGP	795,790	USD	(49,153)	Goldman Sachs International	11/30/20	641
KRW	260,944,130	USD	(219,835)	Goldman Sachs International	12/8/20	4,177
SGD	299,729	USD	(219,779)	Goldman Sachs International	12/8/20	(250)
USD	161,593	MXN	(3,595,300)	Goldman Sachs International	10/29/20	(465)
SEK	2,136,507	EUR	(206,484)	HSBC Bank USA NA	12/3/20	(3,668)
USD	30,624	EUR	(25,784)	HSBC Bank USA NA	10/26/20	395
EUR	52,000	USD	(61,287)	State Street Bank & Trust Co.	10/26/20	(322)
EUR	114,900	USD	(135,519)	State Street Bank & Trust Co.	11/24/20	(730)
USD	12,238	EUR	(10,375)	State Street Bank & Trust Co.	10/26/20	74
USD	444,574	EUR	(375,000)	State Street Bank & Trust Co.	11/24/20	4,660
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(22,537)

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
1	U.S. 2 Year Note (CBT)	12/31/20	$220,875	$220,961	$86
9	U.S. Ultra Bond (CBT)	12/21/20	2,005,508	1,996,313	(9,195)
			$2,226,383	$2,217,274	$(9,109)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
15	Euro-Bobl	12/8/20	$2,375,356	$2,375,883	$(527)
5	Euro-Bund	12/8/20	1,018,939	1,022,513	(3,574)
3	U.S. 10 Year Note (CBT)	12/21/20	418,195	418,593	(398)
25	U.S. 10 Year Ultra	12/21/20	4,004,492	3,998,047	6,445
6	U.S. Long Bond (CBT)	12/21/20	1,065,375	1,057,688	7,687
			$8,882,357	$8,872,724	$9,633
TOTAL FUTURES CONTRACTS			$(6,655,974)	$(6,655,450)	$524

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
2,484,000	North America High Yield Series 34	Receive	5.00%	6/20/25	$ (11,385)	$ 141,025	$ 129,640
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION					$ (11,385)	$ 141,025	$ 129,640
TOTAL SWAP CONTRACT					$ (11,385)	$ 141,025	$ 129,640

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
CZK	-	Czech Koruna
EGP	-	Egyptian Pound
EUR	-	Euro
GHS	-	Ghanaian Cedi
IDR	-	Indonesian Rupiah
KRW	-	Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
UYU	-	Uruguayan Peso

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2020, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Paper & Forest Products	$–	$26	$–	$26
All Other Common Stocks	2,428	–	–	2,428
Convertible Preferred Stocks	553,633	–	–	553,633
Asset Backed Securities	–	2,834,654	–	2,834,654
Collateralized Mortgage Obligations	–	3,660,667	–	3,660,667
Commercial Mortgage-Backed Securities	–	2,664,734	–	2,664,734
Convertible Corporate Bonds	–	334,295	–	334,295
Corporate Bonds	–	19,048,042	–	19,048,042
Foreign Government Bonds	–	2,084,993	–	2,084,993
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	–	–	3,086	3,086
Municipal Bonds	–	74,287	–	74,287
Senior Secured Floating Rate Loan Interests	–	931,054	–	931,054
U.S. Government and Agency Obligations	–	11,826,084	–	11,826,084
Over The Counter (OTC) Call Option Purchased	–	– *	–	– *
Over The Counter (OTC) Currency Put Option Purchased	–	5,891	–	5,891
Affiliated Closed-End Fund	–	852,443	–	852,443
Total Investments in Securities	$556,061	$44,317,170	$3,086	$44,876,317
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(14,690)	$–	$(14,690)
Net unrealized depreciation on forward foreign currency exchange contracts	–	(22,537)	–	(22,537)
Net unrealized appreciation on futures contracts	524	–	–	524
Swap contracts, at value	–	129,640	–	129,640
Total Other Financial Instruments	$524	$92,413	$–	$92,937

* Securities valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 12/31/19	$22,002
Realized gain (loss)	--
Change in unrealized appreciation (depreciation)	(910)
Accrued discounts/premiums	--
Purchases	--
Sales	(18,006)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 9/30/20	$3,086
* Transfers are calculated on the beginning of period values. For the nine months ended September 30, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2020: $(910).